Document And Entity Information	Aug. 07, 2025
Document Information [Line Items]
Entity, Registrant Name	ETON PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Aug. 07, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38738
Entity, Tax Identification Number	37-1858472
Entity, Address, Address Line One	21925 W. Field Parkway
Entity, Address, Address Line Two	Suite 235
Entity, Address, City or Town	Deer Park
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60010
City Area Code	847
Local Phone Number	787-7361
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ETON
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001710340